UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	VANGUARD MUNICIPAL BOND FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 High-Yield Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (100.2%)
Alabama (0.9%)
Alabama Special Care Fac. (Baptist Health System)	5.875%	11/15/2026 (1)	$ 5,000	$ 5,352
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/2024	3,000	3,132
Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.70%	11/1/2029	9,500	10,051
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/2028	17,000	17,011

				35,546

Arizona (2.7%)
Arizona School Fac. Board Rev. COP	5.00%	9/1/2011 (1)	5,000	5,452
Maricopa County AZ Pollution Control Corp. PCR (El Paso Electric Co.) PUT	6.375%	8/1/2005	31,000	31,982
Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.) PUT	2.90%	3/2/2009	40,000	38,709
Pima County AZ IDA Multi Family Mortgage (La Cholla Project)	8.50%	7/1/2020	4,530	4,575
Pima County AZ IDA Multi Family Mortgage (La Cholla Project)	8.50%	7/1/2020	1,475	1,490
Univ. of Arizona Board of Regents	6.20%	6/1/2016	26,660	31,379

				113,587

Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.50%	7/1/2015 (1)	3,450	4,125

California (11.3%)
ABAG Finance Auth. for Non-Profit Corp. California Multifamily Rev. (Housing Archstone Redwood)	5.30%	10/1/2008	10,000	10,510
California Dept. of Transp. Rev. Federal Highway Grant Anticipation Bonds	5.00%	2/1/2012 (3)	26,760	29,272
California Dept. of Water Resources Water System Rev.	5.50%	12/1/2015	5,000	5,519
California Dept. of Water Resources Water System Rev.	5.50%	12/1/2017	10,000	11,005
California GO	5.125%	2/1/2025	13,975	14,095
California GO	5.50%	2/1/2025	25,000	26,725
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.25%	10/1/2013 (2)+	30,000	33,296
California PCR Financing Auth. Rev. (Pacific Gas & Electric Co.) PUT	3.50%	6/1/2007 (3)	25,000	25,309
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management) PUT	4.85%	11/30/2007	7,000	7,237
California Public Works Board Lease Rev. (Dept. of Corrections)	5.50%	6/1/2019	7,000	7,435
California Public Works Board Lease Rev. (Dept. of Corrections)	5.50%	6/1/2021	10,000	10,506
California Public Works Board Lease Rev. (Dept. of Corrections)	5.50%	6/1/2022	10,000	10,444
California State Dept. of Water Resources Power Supply Rev.	5.50%	5/1/2012 (1)	25,000	28,074
California State Econ. Recovery Bonds	5.25%	7/1/2012	10,000	11,055
California State Econ. Recovery Bonds	5.25%	7/1/2014	50,000	55,139
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Oak Ridge) PUT	5.30%	6/1/2008	5,650	5,917
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Pelican Hill) PUT	5.30%	6/1/2008	5,000	5,236
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/River Meadows) PUT	5.30%	6/1/2008	5,000	5,236
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.10%	5/17/2010	22,000	22,947
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.25%	5/15/2013	37,785	38,896
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.35%	3/1/2007	13,500	14,062
Golden State Tobacco Securitization Corp. California	5.625%	6/1/2038	7,000	7,079
Metro. Water Dist. of Southern California Rev. VRDO	1.08%	8/6/2004	10,000	10,000
Roseville CA North Central Roseville Community Fac. Dist.	5.40%	9/1/2008	1,860	1,967
San Bernardino County CA Medical Center COP	7.00%	8/1/2020	12,180	15,275
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	25,220	31,828
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.00%	1/15/2009 (1)	3,000	2,593
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.00%	1/15/2025 (1)	12,900	4,234
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.00%	1/15/2026 (1)	28,135	8,619
Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.00%	9/1/2030	3,000	2,969
Southern California Public Power Auth. Rev.	6.00%	7/1/2018	3,985	4,068

				466,547

Colorado (3.6%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2011	7,775	8,554
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2012	8,200	8,933
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2013	3,000	3,246
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2015	5,130	5,467
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2017	5,215	5,505
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.25%	9/1/2024	10,000	10,183
Colorado Springs CO Util. System Rev.	5.00%	11/15/2011	6,250	6,829
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2008 (1)	14,000	12,223
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2009 (1)	16,195	13,494
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2010 (1)	7,185	5,690
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2012 (1)	26,795	19,010
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2013 (1)	5,000	3,352
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2014 (1)	8,000	5,077
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2015 (1)	5,000	2,981
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2018 (1)	5,000	2,497
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2023 (1)	7,500	2,723
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2025 (1)	10,000	3,159
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2030 (1)	50,200	11,528
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2033 (1)	50,000	9,586
Northwest Parkway Public Highway Auth. Colorado Convertible Capital Appreciation	0.00%	6/15/2025 (4)	10,000	7,328

				147,365

Connecticut (2.2%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.85%	9/1/2028	33,250	34,572
Connecticut Dev. Auth. PCR (Connecticut Power & Light) PUT	3.35%	10/1/2008 (2)	8,000	7,946
Connecticut GO	5.375%	4/15/2012 (Prere.)	10,000	11,159
Connecticut GO	5.375%	4/15/2012 (Prere.)	7,180	8,012
Connecticut GO	5.375%	4/15/2016	5,000	5,438
Connecticut GO	5.375%	4/15/2017	5,000	5,421
Connecticut GO	5.375%	11/15/2019	5,000	5,411
Connecticut GO	5.375%	11/15/2021	5,000	5,353
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.25%	11/1/2008 (4)(Prere.)	5,880	6,509

				89,821

District of Columbia (1.7%)
Metro. Washington Airports Auth. Airport System Rev.	5.70%	10/1/2004 (1)(Prere.)	12,900	13,242
Metro. Washington Airports Auth. Airport System Rev.	5.50%	10/1/2009 (3)	6,795	7,316
Metro. Washington Airports Auth. Airport System Rev.	5.50%	10/1/2010 (3)	7,270	7,831
Metro. Washington Airports Auth. Airport System Rev.	5.50%	10/1/2013 (1)	2,500	2,701
Metro. Washington Airports Auth. Airport System Rev.	5.875%	10/1/2015 (1)	7,400	7,587
Metro. Washington Airports Auth. Airport System Rev.	5.50%	10/1/2016 (1)	2,775	2,995
Metro. Washington Airports Auth. Airport System Rev.	5.50%	10/1/2017 (1)	2,000	2,147
Metro. Washington Airports Auth. Airport System Rev.	5.50%	10/1/2018 (1)	2,000	2,136
Metro. Washington Airports Auth. Airport System Rev.	5.50%	10/1/2027 (1)	24,000	24,521

				70,476

Florida (3.4%)
Beacon Lakes FL Community Dev.	6.90%	5/1/2035	18,500	19,188
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	8,240	9,206
JEA Florida St. Johns River Power Park Rev.	5.00%	10/1/2008	10,000	10,823
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.75%	11/15/2011	1,475	1,565
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.75%	11/15/2014	1,000	1,034
Lee County FL School Board COP	6.00%	8/1/2007 (4)	5,820	6,364
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.85%	8/1/2013	1,920	1,998
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.00%	8/1/2029	2,000	2,012
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.50%	5/1/2010	1,000	1,002
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.80%	5/1/2026	3,000	2,970
Orlando FL Util. Comm. Water & Electric Rev.	6.75%	10/1/2017 (ETM)	2,200	2,710
Palm Beach County FL Airport System Rev.	5.75%	10/1/2012 (1)	9,560	10,883
Palm Beach County FL Airport System Rev.	5.75%	10/1/2014 (1)	8,500	9,719
Palm Beach County FL School Board COP VRDO	1.06%	8/6/2004 (2)	8,000	8,000
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.07%	8/6/2004 (2)	5,600	5,600
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.09%	8/6/2004 (2)	22,900	22,900
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare, Inc.)	6.375%	12/1/2030	18,000	18,072
Tampa Bay FL Water Util. System Rev.	5.00%	10/1/2012 (3)	4,360	4,771
Tampa Bay FL Water Util. System Rev.	5.25%	10/1/2015 (3)	1,180	1,308
Tampa Bay FL Water Util. System Rev.	5.25%	10/1/2016 (3)	1,720	1,908

				142,033

Georgia (1.2%)
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.40%	11/1/2010	5,000	5,945
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.50%	8/15/2017 (1)	5,000	5,507
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/2034	2,000	1,966
Georgia Muni. Electric Power Auth. Rev.	6.60%	1/1/2018 (1)(ETM)	845	1,029
Georgia Muni. Electric Power Auth. Rev.	6.60%	1/1/2018 (1)	4,155	5,000
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.00%	1/1/2009 (2)	27,300	29,251
Richmond County GA Dev. Auth. Environmental Improvement Rev.	5.75%	11/1/2027	3,000	2,994

				51,692

Hawaii (0.6%)
Hawaii Harbor Capital Improvement Rev.	5.50%	7/1/2027 (1)	18,500	18,834
Honolulu HI City & County GO	0.00%	7/1/2017 (3)	6,000	3,205
Honolulu HI City & County GO	0.00%	7/1/2018 (3)	2,000	1,005

				23,044

Illinois (3.6%)
Chicago IL GO	0.00%	1/1/2026 (1)	10,550	7,756
Chicago IL GO	0.00%	1/1/2027 (1)	10,075	7,383
Chicago IL O'Hare International Airport Special Fac. Rev. (United Airlines) PUT	5.80%	5/1/2007 **	17,570	4,810
Chicago IL Public Building Comm. GO	7.00%	1/1/2015 (1)(ETM)	8,230	9,617
Chicago IL Public Building Comm. GO	7.00%	1/1/2020 (1)(ETM)	10,000	12,850
Chicago IL School Finance Auth. GO	5.50%	1/1/2031 (2)	20,000	20,877
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)	7.40%	12/1/2024 (1)	20,000	20,763
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.85%	2/1/2007	10,000	10,535
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.05%	1/1/2010	4,000	4,108
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.10%	9/1/2011 (2)	3,105	3,291
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.25%	9/1/2018 (2)	2,500	2,622
Illinois Sales Tax Rev.	5.50%	6/15/2016 (3)	3,000	3,377
Illinois Sales Tax Rev.	5.75%	6/15/2019 (3)	5,000	5,784
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	12/15/2029 (1)	30,000	7,247
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	12/15/2033 (1)	26,195	4,969
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	12/15/2035 (1)	37,000	6,256
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	6/15/2036 (1)	20,000	3,283
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	12/15/2036 (1)	45,695	7,284
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	6/15/2037 (1)	10,100	1,564
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	6/15/2038 (1)	30,000	4,382
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	12/15/2038 (1)	16,000	2,272

				151,030

Indiana (2.2%)
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/2023 (ETM)	19,400	25,271
Indiana Office Building Comm. Rev. (Capitol Complex)	6.90%	7/1/2011	15,660	18,087
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.10%	1/15/2017	21,000	21,177
Indianapolis IN Local Public Improvement Rev.	6.75%	2/1/2014	21,500	25,661

				90,196

Kansas (0.7%)
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/2032	9,000	9,014
Overland Park KS Convention Center & Hotel Project	9.00%	1/1/2032	21,100	21,145

				30,159

Kentucky (1.2%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.65%	1/1/2017 (2)	8,000	8,646
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.70%	1/1/2021 (2)	2,000	2,146
Kentucky Property & Building Comm. Rev.	5.25%	10/1/2015 (4)	5,300	5,872
Kentucky Property & Building Comm. Rev.	5.25%	10/1/2016 (4)	7,000	7,772
Kentucky Property & Building Comm. Rev.	5.25%	10/1/2017 (4)	2,000	2,221
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.25%	1/1/2011 (4)(Prere.)	6,000	6,456
Russell KY Rev. Bon Secours Health System	5.625%	11/15/2030	16,000	16,035

				49,148

Louisiana (0.7%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.45%	7/1/2010	5,000	5,110
West Feliciana Parish LA PCR (Entergy Gulf States Inc.) PUT	5.65%	9/1/2004	19,000	19,052
West Feliciana Parish LA PCR (Gulf States Util.)	9.00%	5/1/2015	4,000	4,193

				28,355

Maine (0.2%)
Jay ME Solid Waste Disposal Rev.	6.20%	9/1/2019	9,250	9,633

Maryland (2.9%)
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.625%	12/1/2022	6,630	6,482
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.75%	12/1/2031	25,000	24,592
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.25%	8/15/2038 (4)	32,055	32,932
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.75%	7/1/2021	3,930	4,132
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.00%	7/1/2022	3,000	3,214
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.25%	7/1/2028	8,070	8,079
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.75%	7/1/2030	15,000	16,835
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.00%	7/1/2032	6,500	6,795
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.25%	7/1/2034	15,500	15,393

				118,454

Massachusetts (5.6%)
Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.90%	12/1/2009	2,000	2,235
Massachusetts GO	5.50%	11/1/2017 (1)	12,500	14,138
Massachusetts GO	5.50%	8/1/2018 (2)	10,000	11,298
Massachusetts GO	5.50%	8/1/2019 (1)	15,000	16,975
Massachusetts GO	5.50%	10/1/2019 (2)	12,000	13,592
Massachusetts GO	5.25%	8/1/2023	30,000	32,098
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.70%	7/1/2015	22,500	22,806
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) VRDO	1.00%	8/6/2004	1,275	1,275
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.50%	7/1/2011	6,900	7,577
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	17,000	17,487
Massachusetts Housing Finance Agency Rev.	5.95%	10/1/2008 (2)	985	997
Massachusetts Ind. Finance Agency Resource Recovery Rev. (Refusetech Inc.)	6.30%	7/1/2005	16,220	16,410
Massachusetts Ind. Finance Agency Solid Waste Disposal Rev. (Massachusetts Paper Co.)	8.50%	11/1/2012 **	5,098	153
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.25%	7/1/2015 (1)	7,535	8,110
Massachusetts Special Obligation Dedicated Tax Rev.	5.75%	1/1/2032 (3)	15,000	16,318
Massachusetts Water Resources Auth. Rev.	6.50%	7/15/2019	43,700	52,243

				233,712

Michigan (0.7%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.25%	4/15/2027	11,000	11,421
Dickinson County MI Memorial Hosp. System Rev.	7.625%	11/1/2004 (Prere.)	290	298
Dickinson County MI Memorial Hosp. System Rev.	8.00%	11/1/2004 (Prere.)	5,700	5,904
Michigan State Univ. Board of Trustees VRDO	1.10%	8/2/2004	10,700	10,700
Michigan Strategic Fund Limited Obligation Rev. (UTD Waste Systems)	5.20%	4/1/2010	1,500	1,551

				29,874

Minnesota (2.0%)
Minneapolis & St. Paul MN Metro. Airport	5.20%	1/1/2024 (2)	7,000	7,174
Minneapolis MN Health Care System (Allina Health System)	6.00%	11/15/2023	7,000	7,411
Minneapolis MN Health Care System (Allina Health System)	5.75%	11/15/2032	39,000	40,056
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.375%	11/15/2018	8,850	9,523
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.50%	11/15/2027	4,500	4,656
Washington County MN Housing & Redev. Auth. Rev. (Woodland Park)	0.00%	5/1/2005 (Prere.)	13,457	3,271
Washington County MN Housing & Redev. Auth. Rev. (Woodland Park)	9.75%	5/1/2005 (Prere.)	10,035	10,942

				83,033

Missouri (0.4%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Mission Health System)	5.375%	11/15/2016 (1)	7,000	7,402
Sugar Creek MO IDR Lafarge North America	5.65%	6/1/2037	11,000	10,858

				18,260

Nebraska (1.3%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.25%	6/1/2031 (2)	5,500	5,550
Lincoln NE Lincoln Electric System Rev.	5.25%	9/1/2016	21,345	23,031
Lincoln NE Lincoln Electric System Rev.	5.25%	9/1/2017	22,370	24,084

				52,665

Nevada (0.7%)
Clark County NV PCR (Southern California Edison Co.) PUT	3.25%	3/2/2009	12,500	12,209
Washoe County NV Water Fac. (Sierra Pacific Power Co.)	5.00%	7/1/2009	15,000	14,999

				27,208

New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.50%	2/1/2009	15,000	14,745

New Jersey (5.8%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.85%	12/1/2009	5,000	5,632
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.00%	12/1/2009	1,500	1,684
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/2019	2,000	1,948
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.00%	1/1/2029	7,500	7,092
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/2029	10,000	9,608
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/2029	2,000	1,903
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	30,500	36,703
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	2,250	2,693
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/2031	10,000	10,061
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/2012	14,000	12,526
New Jersey Sports & Exposition Auth. Rev.	6.50%	3/1/2013	15,000	17,535
New Jersey Transit Corp. Capital GAN	5.50%	2/1/2009 (2)	61,405	61,608
New Jersey Transp. Corp. COP	5.75%	9/15/2015	26,620	29,165
New Jersey Transp. Trust Fund Auth. Rev.	5.50%	6/15/2015	16,000	17,564
New Jersey Transp. Trust Fund Auth. Rev.	5.50%	6/15/2016	20,000	21,893
Port Auth. of New York & New Jersey Special Obligation Rev. (JFK International Airport)	6.25%	12/1/2008 (1)	4,000	4,427

				242,042

New Mexico (1.5%)
Farmington NM PCR (El Paso Electric Co. Project) PUT	6.375%	8/1/2005	5,000	5,146
Farmington NM PCR (Public Service - San Juan Project) PUT	2.10%	4/1/2006	17,000	16,744
New Mexico Highway Comm. Tax Rev.	6.00%	6/15/2010 (Prere.)	11,000	12,627
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.50%	8/1/2030	27,550	27,816

				62,333

New York (9.2%)
Long Island NY Power Auth. Electric System Rev.	0.00%	6/1/2012 (4)	10,000	7,400
Long Island NY Power Auth. Electric System Rev.	0.00%	6/1/2015 (4)	10,000	6,266
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.00%	4/1/2020 (1)(ETM)	18,000	21,106
Metro. New York Transp. Auth. Rev. (Service Contract)	7.375%	7/1/2008 (ETM)	16,330	18,113
Metro. New York Transp. Auth. Rev. (Service Contract)	5.50%	7/1/2014	15,460	17,242
Metro. New York Transp. Auth. Rev. (Service Contract)	5.50%	7/1/2015	28,165	31,240
New York City NY GO	5.625%	6/1/2013 (1)	9,625	10,769
New York City NY GO	5.625%	8/1/2013 (1)	15,760	17,663
New York City NY GO VRDO	1.09%	8/2/2004 LOC	24,800	24,800
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.09%	8/2/2004 (3)	6,000	6,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.10%	8/2/2004	17,900	17,900
New York City NY Transitional Finance Auth. Rev. Future Tax	5.25%	8/1/2012	10,000	11,046
New York City NY Transitional Finance Auth. Rev. VRDO	1.09%	8/2/2004	31,500	31,500
New York City NY Transitional Finance Auth. Rev. VRDO	1.10%	8/6/2004	10,000	10,000
New York State Dormitory Auth. Rev. (City Univ.)	7.50%	7/1/2010	5,500	6,300
New York State Dormitory Auth. Rev. (State Univ.)	7.50%	5/15/2013	13,380	16,889
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.90%	11/1/2010 (1)	8,845	9,430
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.00%	11/1/2011 (1)	7,965	8,458
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.10%	11/1/2012 (1)	9,660	10,236
New York State Local Govt. Assistance Corp.	6.00%	4/1/2005 (Prere.)	5,245	5,508
New York State Thruway Auth. Rev. (Service Contract)	5.00%	3/15/2010	5,185	5,593
Triborough Bridge & Tunnel Auth. New York Rev.	5.50%	1/1/2017 (ETM)	10,000	11,274
Triborough Bridge & Tunnel Auth. New York Rev.	5.25%	11/15/2018	15,000	16,060
Triborough Bridge & Tunnel Auth. New York Rev.	5.50%	11/15/2020 (1)	10,000	11,382
Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center)	7.25%	1/1/2010	11,945	13,501
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/2025	15,500	14,698
Westchester County NY Health Care Corp. Rev.	6.00%	11/1/2030	20,000	19,183

				379,557

North Carolina (3.2%)
New Hanover County NC Hosp. Rev. (New Haven Regional Medical Center)	5.75%	10/1/2016 (2)	12,500	13,527
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.25%	10/1/2039	35,000	35,536
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2013	17,455	18,628
North Carolina Eastern Muni. Power Agency Rev.	5.50%	1/1/2014	6,000	6,452
North Carolina Eastern Muni. Power Agency Rev.	5.50%	1/1/2015	8,000	8,486
North Carolina Eastern Muni. Power Agency Rev.	5.50%	1/1/2016	3,000	3,165
North Carolina Eastern Muni. Power Agency Rev.	5.50%	1/1/2017	2,000	2,100
North Carolina Eastern Muni. Power Agency Rev.	6.50%	1/1/2018 (ETM)	6,665	8,194
North Carolina Medical Care Comm. Health Care Fac. (The Presbyterian Homes, Inc.)	6.875%	10/1/2021	4,000	4,248
North Carolina Medical Care Comm. Health Care Fac. (The Presbyterian Homes, Inc.)	7.00%	10/1/2031	15,000	15,855
North Carolina Medical Care Comm. Retirement Fac. First Mortgage Rev. (United Methodist Retirement Home)	7.25%	10/1/2032	13,000	13,632
North Carolina Muni. Power Agency Rev.	5.50%	1/1/2015 (1)	3,500	3,890

				133,713

Northern Mariana Isles (0.3%)
Northern Mariana Islands GO	7.375%	6/1/2030 *	10,500	10,720

Ohio (2.4%)
Butler County OH Transp. Improvement Dist. Rev.	5.50%	4/1/2009 (4)	3,000	3,305
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO	1.10%	8/6/2004 LOC	1,600	1,600
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.25%	12/1/2004 (9)(ETM)	2,250	2,278
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.375%	12/1/2005 (9)(ETM)	2,400	2,511
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.20%	12/1/2006 (9)(ETM)	5,000	5,341
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.75%	12/1/2007 (9)(ETM)	3,300	3,625
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.35%	12/1/2008 (9)(ETM)	4,615	5,056
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.40%	12/1/2009 (9)(ETM)	3,850	4,250
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) PUT	5.80%	12/1/2004	10,000	10,104
Ohio Common Schools PUT	2.45%	9/14/2007	10,400	10,386
Ohio Solid Waste Rev. (General Motors Corp.)	6.30%	12/1/2032	12,000	12,610
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.85%	11/1/2007	15,465	15,966
Ohio Water Dev. Auth. PCR (Pennsylvania Power Co.) PUT	5.90%	12/1/2004	5,200	5,237
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.35%	11/1/2018	2,500	2,562
Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.30%	8/15/2013	14,750	15,069

				99,900

Oklahoma (0.7%)
Jackson County OK Memorial Hosp. Auth. Rev. (Jackson Memorial)	6.75%	8/1/2004	805	805
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT	5.65%	12/1/2008	32,500	29,574

				30,379

Oregon (1.0%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.25%	5/1/2021	5,000	5,154
Klamath Falls OR Electric Rev.	5.50%	1/1/2007	8,500	8,775
Klamath Falls OR Electric Rev.	5.75%	1/1/2013	20,000	20,039
Portland OR Sewer System Rev.	5.50%	6/1/2017 (1)	5,000	5,264
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.75%	12/1/2020	3,000	3,173

				42,405

Pennsylvania (4.2%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.75%	1/1/2011 (1)	6,000	6,536
Bucks County PA IDA (Chandler Health Care)	5.70%	5/1/2009	1,220	1,196
Bucks County PA IDA (Chandler Health Care)	6.20%	5/1/2019	1,000	946
Delaware County PA IDA PCR (PECO Energy Co.) PUT	5.20%	10/1/2004	1,250	1,256
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.10%	1/1/2006	5,500	5,713
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.50%	8/15/2023	27,700	29,742
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.10%	8/2/2004	4,250	4,250
Montgomery County PA IDA PCR (PECO Energy) PUT	5.20%	10/1/2004	16,275	16,356
Pennsylvania Convention Center Auth. Rev.	6.60%	9/1/2009 (4)	2,500	2,561
Pennsylvania Convention Center Auth. Rev.	6.70%	9/1/2014 (4)	3,500	3,586
Pennsylvania Convention Center Auth. Rev.	6.75%	9/1/2019 (4)	3,695	3,915
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	7.05%	12/1/2010	2,500	2,572
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	7.125%	12/1/2015	14,000	14,393
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.10%	8/6/2004 (2)	14,700	14,700
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.10%	8/2/2004	17,330	17,330
Philadelphia PA Muni. Auth. Rev.	5.25%	11/15/2011 (4)	11,615	12,797
Philadelphia PA Muni. Auth. Rev.	5.25%	11/15/2014 (4)	10,000	10,922
Philadelphia PA Water & Waste Water Rev.	7.00%	6/15/2011 (3)	21,500	25,909
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.09%	8/6/2004 (2)	700	700

				175,380

Puerto Rico (2.5%)
Puerto Rico GO	5.75%	7/1/2008 (1)	6,985	7,786
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.50%	7/1/2007	20,000	21,005
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.00%	7/1/2012 (2)	33,000	35,522
Puerto Rico Public Finance Corp.	5.75%	2/1/2012 LOC	34,000	37,562

				101,875

South Carolina (1.1%)
Richland County SC (International Paper)	6.10%	4/1/2023	22,750	23,623
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/2010 (Prere.)	19,500	23,943

				47,566

Tennessee (2.6%)
Memphis TN Electric System Rev.	5.00%	12/1/2016 (1)	40,000	42,385
Memphis-Shelby County TN Airport Auth. Rev.	5.05%	9/1/2012	5,100	5,328
Memphis-Shelby County TN Airport Auth. Rev.	6.00%	3/1/2024 (2)	7,450	8,119
Metro. Govt. of Nashville & Davidson County TN Electric Rev.	5.20%	5/15/2023	17,000	17,561
Metro. Govt. of Nashville & Davidson County TN GO	5.50%	10/15/2015 (3)	14,935	16,472
Metro. Govt. of Nashville & Davidson County TN GO	5.50%	10/15/2016 (3)	13,545	14,895
Springfield TN Health & Educ. Fac. Board Hosp. Rev. (Northcrest Medical Center)	4.90%	8/1/2008	2,475	2,513

				107,273

Texas (8.8%)
Austin TX Airport System Rev.	6.45%	11/15/2020 (1)	17,040	18,272
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.40%	5/1/2006	10,970	11,307
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.40%	5/1/2006	24,770	25,635
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.75%	12/1/2018	5,000	5,444
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	5.375%	4/1/2019	2,000	1,945
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.20%	5/15/2008	35,200	37,059
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) PUT	2.00%	10/1/2006	28,500	28,379
Harris County TX GO	0.00%	10/1/2013 (1)	9,630	6,450
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.10%	8/2/2004	20,815	20,815
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	1.10%	8/2/2004	37,680	37,680
Harris County TX Hosp. Dist. Rev.	7.40%	2/15/2010 (2)	9,045	10,253
Harris County TX Hosp. Dist. Rev.	7.40%	2/15/2010 (2)(ETM)	6,030	6,629
Harris County TX Hosp. Dist. Rev.	6.00%	2/15/2014 (1)	13,985	15,746
Houston TX Water & Sewer System Rev.	0.00%	12/1/2010 (2)	5,000	3,932
Houston TX Water & Sewer System Rev.	0.00%	12/1/2011 (2)	24,810	18,477
Houston TX Water & Sewer System Rev.	0.00%	12/1/2012 (2)	26,000	18,284
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor LLC)	6.95%	4/1/2030	11,000	12,345
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy) PUT	5.60%	3/1/2027	7,500	7,488
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	2.15%	11/1/2004	18,000	17,999
Odessa TX Junior College Dist. Rev.	8.125%	6/1/2005 (Prere.)	8,955	9,649
Sabine River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.75%	11/1/2011	11,000	11,605
San Antonio TX Electric & Gas Rev.	5.00%	2/1/2017 (ETM)	2,560	2,758
Texas Muni. Power Agency Rev.	0.00%	9/1/2016 (1)(ETM)	255	146
Texas Muni. Power Agency Rev.	0.00%	9/1/2016 (1)	13,745	7,739
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.00%	1/1/2011 (2)(ETM)	7,000	5,463
Texas Water Dev. Board GO	5.75%	8/1/2031	21,395	22,930

				364,429

Utah (0.6%)
Intermountain Power Agency Utah Power Supply Rev.	5.70%	7/1/2017 (1)	10,000	10,761
Intermountain Power Agency Utah Power Supply Rev.	5.00%	7/1/2021	12,500	12,641

				23,402

Virgin Islands (1.4%)
Virgin Islands Public Finance Auth. Rev.	5.50%	10/1/2007	6,530	7,005
Virgin Islands Public Finance Auth. Rev.	6.00%	10/1/2008	4,915	5,238
Virgin Islands Public Finance Auth. Rev.	5.20%	10/1/2009	3,065	3,278
Virgin Islands Public Finance Auth. Rev.	5.75%	10/1/2013	11,000	11,280
Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/2018	19,000	19,437
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/2019	10,000	11,184

				57,422

Virginia (2.3%)
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.25%	10/1/2031	5,815	5,760
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.25%	4/1/2032	475	471
Charles City County VA IDA Solid Waste Disposal Rev. (Waste Management)	4.875%	2/1/2009	7,750	7,954
Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.50%	1/1/2028	15,370	14,274
Henrico County VA Econ. Dev. (Bon Secours)	5.60%	11/15/2030	7,600	7,710
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.20%	1/1/2018	3,500	3,573
Pocahontas Parkway Assoc. Virginia Route 895 Connector Toll Road Rev.	5.25%	8/15/2007	4,600	4,565
Pocahontas Parkway Assoc. Virginia Route 895 Connector Toll Road Rev.	5.25%	8/15/2009	6,000	5,893
Pocahontas Parkway Assoc. Virginia Route 895 Connector Toll Road Rev.	5.00%	8/15/2010	6,100	5,858
Pocahontas Parkway Assoc. Virginia Route 895 Connector Toll Road Rev.	5.00%	8/15/2011	3,900	3,711
Pocahontas Parkway Assoc. Virginia Route 895 Connector Toll Road Rev.	5.50%	8/15/2028	30,000	25,165
Virginia Beach VA Dev. Auth. Residential Care Fac. Mortgage Rev. (Westminster Canterbury)	7.25%	11/1/2032	9,000	9,395

				94,329

Washington (1.1%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2010 (1)	19,550	15,603
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2011 (1)	11,400	8,625
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2012 (1)	19,650	14,066
Washington (Motor Vehicle Fuel Tax) GO	5.75%	7/1/2006 (3)(Prere.)	6,790	7,276

				45,570

West Virginia (0.7%)
Mason County WV PCR Appalachian Power Co. Project	5.50%	10/1/2022	20,000	19,976
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.00%	7/1/2013 (1)(ETM)	8,390	10,408

				30,384

Wyoming (0.5%)
Uinta County WY PCR (Amoco)	2.25%	7/1/2007	18,900	18,728

TOTAL MUNICIPAL BONDS
(Cost $3,994,266)				4,148,115

OTHER ASSETS AND LIABILITIES-NET (-0.2%)				(9,858)

NET ASSETS (100%)				$4,138,257

*Securities with an aggregate value of $9,188,000 have been segregated as initial margin for open futures contracts.
**Non-income-producing security —Interest Payments in Default.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industiral Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

† Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2004.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2004, the cost of investment securities for tax purposes was $4,018,190,000. Net unrealized appreciation of investment securities was $129,925,000, consisting of unrealized gains of $169,171,000 on securities that had risen in value since their purchase and $39,246,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices. At July 31, 2004, the aggregate settlement value of open futures contracts expiring in September 2004 and the related unrealized appreciation (depreciation) were:

	(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(1,455)	$161,096	$(3,193)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.